Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Leases by Balance Sheet Location

The following table provides a summary of leases by balance sheet location as of December 31, 2025 and 2024:

Assets/Liabilities	December 31, 2025	December 31, 2024
Assets
Operating lease right-of-use assets	$-	$564,808

Liabilities
Operating lease liability - current	$-	$284,100
Operating lease liability - non-current	-	282,454
Total lease liabilities	$-	$566,554

The operating lease expenses for the years ended December 31, 2025 and 2024 were as follows:

Lease Cost	Classification	December 31, 2025	December 31, 2024
Operating lease cost	General and administrative expenses	$335,587	$140,055

Lease Term and Discount Rate	December 31, 2024
Weighted-average remaining lease term (years)
Operating leases	1.95

Weighted-average discount rate (%)
Operating leases	8%